Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jan. 30, 2023	Oct. 19, 2022	Oct. 15, 2022	Oct. 29, 2021
Related Party Transaction [Line Items]
Accrued expense related parties		$ 16,000		$ 16,000		$ 6,000	$ 21,000
Accrued non cash compensation		6,000		6,000		6,000
Officers compensation		$ 15,000	$ 15,000	$ 30,000	$ 30,000	$ 60,000	60,000
Share price		$ 0.02		$ 0.02		$ 0.02						$ 0.20
Deposits into trust account												$ 127,765,000
Marketable securities held in Trust Account		$ 6,647,795		$ 6,647,795		$ 9,160,803	127,760,867
Working capital loans		$ 1,500,000		$ 1,500,000		$ 1,500,000
Debt conversion price		$ 10.00		$ 10.00		$ 10.00
Working capital loans outstanding		$ 0		$ 0		$ 0	0
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount		84,617		84,617
Sponsor Affiliate Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	$ 300,000										$ 1,265,000
Deposits into trust account									$ 50,000	$ 1,265,000
Sponsor [Member]
Related Party Transaction [Line Items]
Loans payable		500,000		500,000		500,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from unsecured notes payable				500,000
Sponsor And Its Affiliates [Member]
Related Party Transaction [Line Items]
Loans payable						1,865,000	500,000
Sponsor And Its Affiliates [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from unsecured notes payable						500,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued liabilities		$ 10,000		10,000		0	$ 15,000
Chief Financial Officer [Member] | Starting from August 1, 2020 [Member]
Related Party Transaction [Line Items]
Officers compensation				$ 5,000		$ 5,000
Officers and Directors [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues, shares				300,000		300,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	300,000
Marketable securities held in Trust Account	100,000							$ 300,000
Periodic payment	50,000
Deposit held in trust account	$ 100,000